     1933 Act File No. 333-85850
     1940 Act File No. 811-21073

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
[ ]
Pre-Effective Amendment No.
[ ]
Post-Effective Amendment No. 18
[X]
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
[X]
Amendment No. 20
(Check Appropriate Box or Boxes)

Bragg Capital Trust
(Exact Name of Registrant as Specified in Charter)

1031 South Caldwell Street, Suite 200
 Charlotte, NC 28203
(Address of principal Executive Offices)

(704) 714-7711
(Registrant's Telephone Number, Including Area Code)

Steven Scruggs
1031 South Caldwell Street, Suite 200
 Charlotte, NC 28203
(Name and Address of Agent for Service)

With copy to:
JoAnn M. Strasser, Thompson Hine LLP
41 South High Street, Suite 1700, Columbus, Ohio 44114-1291

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 of the Securities Act of 1933, as amended.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-effective Amendment number 18 to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, and State of North Carolina, on October 11, 2012.

Bragg Capital Trust
By:	/s/Steve Scruggs	October 11, 2012
	Steve Scruggs,	Date
President/Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and or the duties indicated.

/s/Steve Scruggs	October 11, 2012
Steve Scruggs, President,	Date
CEO/Principal Executive Officer, Trustee

/s/Benton Bragg	October 11, 2012
Benton Bragg, Treasurer	Date
CFO/Principal Financial Officer/ Principal Accounting Officer, Trustee

/s/Philip Blount	October 11, 2012
Philip Blount, Trustee	Date

/s/Tim Ignasher	October 11, 2012
Tim Ignasher, Trustee	Date

Exhibit Index

Index No.		Description of Exhibit
1.	EX-101.INS	XBRL Instance Document
2.	EX-101.SCH	XBRL Taxonomy Extension Schema Document
3.	EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
4.	EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
5.	EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase